Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

August 8, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Delaware Group Equity Funds IV (the “Registrant”)
File Nos. 811-04413; 033-00442

Dear Ms. Hahn:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated July 19, 2019, for the Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund, series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 24, 2019 (Accession No. 0001206774-19-002216) pursuant to Rule 497(c) under the Securities Act of 1933.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Earthen E. Johnson
Macquarie Investment Management
Bruce G. Leto